Income Taxes - Schedule of Statutory Income Tax Rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statutory Income Tax Rates [Abstract]
Income before income tax expenses	$ 485,647	$ 1,135,443
Cayman Islands statutory income tax rate
Income tax calculated at statutory rate
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	255,772	306,570
Expenses not deductible for tax		260
Tax loss utilized during the year		(87,282)
Change in deferred income tax assets not recognized		(1,792)
Change in deferred income tax liabilities	(56,267)
Total income tax expense	$ 199,505	$ 217,756